Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Funding From Group And Other Subsidiaries [Line Items]
Debt contributing to total loss-absorbing capacity (TLAC)	$ 87,036	$ 51,102
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments	14,585	11,286
Debt eligible as low-trigger loss-absorbing additional tier 1 capital instruments	1,245	1,212
Other	5,051	3,682
Total	107,918	67,282
Subordinated debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments, subject to conversion into ordinary shares	$ 6,900	$ 3,600